Investments (Tables)	12 Months Ended
Mar. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of company’s investment in unconsolidated entity
	March 31, 2022	March 31, 2021

Palpito	$168,509	$333,357
Total investment	$168,509	$333,357

Schedule of summarized financial information of unconsolidated entity
	March 31, 2022	March 31, 2021

Current assets	$659,862	$1,150,220
Noncurrent assets	540,393	366,435
Current liabilities	75,957	300,574
Noncurrent liabilities	703,025	382,688

	For the Years Ended March 31,
	2022	2021	2020

Net sales	$2,404,172	$148,252	$-
Gross profit	328,249	7,315	-
Loss from operations	(355,711)	(72,682)	-
Net loss	(364,569)	(73,106)	-